Financial Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 33,784	$ 28,092	$ 14,428
Financial income, net	40,332	39,023	30,164
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	73,711	68,351	53,567
Realized gain (loss) on sale of marketable securities	1,436	672	974
Foreign currency re-measurement gain and others	873	14
Total financial income	76,020	69,037	54,541
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	33,784	28,092	14,428
Foreign currency re-measurement loss			2,808
Others	1,904	1,922	7,141
Total financial expense	$ 35,688	$ 30,014	$ 24,377